Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000253738 | 24559
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253738 | 24429
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253738 | 24860
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253738 | 25202
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253738 | 25257
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253738 | 24732
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253738 | 24781
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253738 | 24468
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253738 | 18946
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253738 | 24428
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253738 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253738 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000066393 | Attijariwafa Bank
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000066393 | Naspers Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000066393 | Airtel Africa Plc
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000066393 | Anglo American Plc
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000066393 | Ivanhoe Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000066393 | Barrick Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000066393 | Guaranty Trust Holding Co. Plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000066393 | Banque Centrale Populaire
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000066393 | FirstRand Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066393 | Itissalat Al-Maghrib
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066393 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066393 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066393 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000066393 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000066393 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000066393 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000066393 | Materials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000066393 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000051120 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000051120 | Zoetis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000051120 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000051120 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000051120 | Bayer AG
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000051120 | Archer-Daniels-Midland Co.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000051120 | Tyson Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000051120 | CF Industries Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000051120 | Kubota Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000051120 | Bunge Global SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000051120 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000051120 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000051120 | Materials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000051120 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000051120 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000102898 | Ares Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000102898 | Blackstone Secured Lending Fund
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000102898 | FS KKR Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000102898 | Main Street Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102898 | Hercules Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000102898 | Golub Capital BDC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102898 | Blue Owl Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102898 | Sixth Street Specialty Lending, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102898 | Morgan Stanley Direct Lending Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102898 | Prospect Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102898 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102898 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000102898 | Financials
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000076451 | Brava Energia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000076451 | Alupar Investimento SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076451 | Ambipar Participacoes e Empreendimentos SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076451 | Modec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076451 | Santos Brasil Participacoes SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076451 | Inter & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076451 | Marfrig Global Foods SA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076451 | Marcopolo SA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076451 | ERO Copper Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076451 | Cyrela Brazil Realty SA Empreendimentos e Participacoes
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076451 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076451 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076451 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000076451 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000076451 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000076451 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000076451 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000076451 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076451 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000076451 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076451 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076451 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000146000 | 23876
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000146000 | 24156
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000146000 | 23840
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000146000 | 7190
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000146000 | 23747
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146000 | 23725
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146000 | 22499
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146000 | 23839
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146000 | 22260
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000146000 | 23123
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000146000 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000146000 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000146000 | Financials
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000146000 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000146000 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000146000 | Government
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000138289 | Contemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000138289 | East Money Information Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000138289 | Shenzhen Mindray Bio-Medical Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000138289 | Shenzhen Inovance Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000138289 | Zhongji Innolight Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000138289 | Sungrow Power Supply Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000138289 | Wens Foodstuff Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000138289 | Eoptolink Technology, Inc. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000138289 | Eve Energy Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000138289 | Hithink RoyalFlush Information Network Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000138289 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000138289 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000138289 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000138289 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000138289 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000138289 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000138289 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000138289 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000138289 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000236336 | 24730
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236336 | 25049
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236336 | 24090
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236336 | 24783
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236336 | 25304
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236336 | 24779
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236336 | 25008
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236336 | 24519
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236336 | 25133
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236336 | 24089
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236336 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000236336 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000236336 | Government
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240390 | 24339
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000240390 | 24091
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000240390 | 24461
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000240390 | 24520
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000240390 | 24175
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000240390 | 24260
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000240390 | 25010
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000240390 | 24199
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240390 | 24488
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240390 | 1543
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240390 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000240390 | Government
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000240390 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232971 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000232971 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000232971 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000232971 | Tata Consultancy Services Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000232971 | Zomato Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000232971 | HCL Technologies Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000232971 | Tech Mahindra Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232971 | Jio Financial Services Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232971 | Wipro Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232971 | PB Fintech Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232971 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232971 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000232971 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000232971 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000232971 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000232971 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232971 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000024980 | Barrick Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000024980 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000024980 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000024980 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000024980 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024980 | Gold Fields Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024980 | Anglogold Ashanti Plc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024980 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024980 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024980 | Zijin Mining Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024980 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024980 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000024980 | Silver
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024980 | Gold
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000231316 | Anglo American Plc
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000231316 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000231316 | Glencore Plc
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000231316 | Teck Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000231316 | Grupo Mexico SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000231316 | Amman Mineral Internasional PT
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231316 | Southern Copper Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231316 | Antofagasta Plc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231316 | Boliden AB
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231316 | Albemarle Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231316 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000231316 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231316 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231316 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231316 | Specialty Chemicals
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000231316 | Copper
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000231316 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000082390 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000082390 | Tata Consultancy Services Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082390 | HCL Technologies Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000082390 | Dr. Reddy's Laboratories Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082390 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082390 | State Bank of India
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000082390 | Trent Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000082390 | Varun Beverages Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000082390 | Bajaj Auto Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082390 | Coal India Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000082390 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082390 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082390 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000082390 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000082390 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000082390 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000082390 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000082390 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000082390 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000082390 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000082390 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000070695 | Amman Mineral Internasional PT
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000070695 | Bank Central Asia Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000070695 | Bank Rakyat Indonesia Persero Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000070695 | Barito Renewables Energy Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000070695 | Bank Mandiri Persero Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000070695 | Telkom Indonesia Persero Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000070695 | Astra International Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000070695 | Chandra Asri Pacific Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000070695 | GoTo Gojek Tokopedia Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000070695 | Bank Negara Indonesia Persero Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070695 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000070695 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000070695 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000070695 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000070695 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000070695 | Materials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000070695 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000070695 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000070695 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000070695 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000070695 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000102897 | 6364
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102897 | 785
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102897 | 16327
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102897 | 22997
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102897 | 14524
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102897 | 22296
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000102897 | 23212
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000102897 | 15649
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102897 | 23142
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102897 | 16431
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102897 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000102897 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102897 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000102897 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000102897 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000102897 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000102897 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102897 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000102897 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102897 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000102897 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000102897 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000127738 | Teva Pharmaceutical Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000127738 | Check Point Software Technologies Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000127738 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000127738 | Bank Leumi Le-Israel BM
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000127738 | Bank Hapoalim BM
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000127738 | Nice Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000127738 | Wix.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127738 | Monday.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127738 | Amdocs Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127738 | Mizrahi Tefahot Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127738 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000127738 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127738 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000127738 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127738 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000127738 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127738 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000127738 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000127738 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000127738 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127738 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000127738 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088891 | 20940
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088891 | 19270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088891 | 23564
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088891 | 1788
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088891 | 1582
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088891 | 4536
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088891 | 224
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088891 | 199
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088891 | 7165
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088891 | 23665
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088891 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088891 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088891 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000088891 | Government
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000081187 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000081187 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000081187 | Harmony Gold Mining Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000081187 | Evolution Mining Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000081187 | B2Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081187 | IAMGOLD Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081187 | Industrias Penoles SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081187 | Osisko Gold Royalties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081187 | Endeavour Mining Plc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081187 | Hecla Mining Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081187 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081187 | Silver
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000081187 | Gold
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000081187 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000081187 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047031 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000047031 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000047031 | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000047031 | Enel SpA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000047031 | BYD Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000047031 | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047031 | Vestas Wind Systems A/S
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000047031 | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000047031 | Li Auto, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047031 | Kingspan Group Plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047031 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000047031 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047031 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000047031 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000047031 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000047031 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000102386 | Annaly Capital Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000102386 | AGNC Investment Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000102386 | Starwood Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000102386 | Rithm Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000102386 | Arbor Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000102386 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102386 | Ladder Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000102386 | Dynex Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102386 | Chimera Investment Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102386 | Ready Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102386 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000102386 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000064328 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064328 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064328 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064328 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064328 | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000064328 | Shell Plc
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000064328 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064328 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064328 | BHP Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064328 | Rio Tinto Plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064328 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064328 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064328 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000064328 | Energy
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000064328 | Materials
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000064328 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064328 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000064328 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244874 | Vornado Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000244874 | BXP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000244874 | Kilroy Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000244874 | SL Green Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000244874 | Cousins Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000244874 | Highwoods Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244874 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244874 | Douglas Emmett, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244874 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244874 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244874 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244874 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000158570 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158570 | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000158570 | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158570 | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158570 | ENEOS Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158570 | Galp Energia SGPS SA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000158570 | Idemitsu Kosan Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000158570 | OMV AG
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000158570 | ORLEN SA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000158570 | Neste Oyj
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000158570 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158570 | Energy
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000105866 | Schlumberger NV
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000105866 | Baker Hughes Co.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000105866 | Halliburton Co.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105866 | Tenaris SA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105866 | TechnipFMC Plc
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105866 | Noble Corp. Plc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105866 | NOV, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105866 | ChampionX Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105866 | Weatherford International Plc
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105866 | Cactus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105866 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000105866 | Oil & Gas Drilling
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000105866 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000114511 | 25043
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000114511 | 24240
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114511 | 24452
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114511 | 23254
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114511 | 19934
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000114511 | 9279
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000114511 | 25067
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000114511 | 6834
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114511 | 5510
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114511 | 4139
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000114511 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000114511 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114511 | Diversified Retail
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114511 | Investment Banking & Investment Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114511 | Real Estate Operations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114511 | Machinery; Equipment & Components
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000114511 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114511 | Multiline Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114511 | Computers Phones & Household Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114511 | Automobiles & Auto Parts
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114511 | Food & Tobacco
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000114511 | Telecommunications Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000114511 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000114511 | Residential & Commercial REITs
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000114511 | Electric Utilities & IPPs
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000092114 | Albemarle Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000092114 | Arcadium Lithium Plc
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000092114 | Sociedad Quimica y Minera de Chile SA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000092114 | China Northern Rare Earth Group High-Tech Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092114 | Lynas Rare Earths Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000092114 | Pilbara Minerals Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000092114 | MP Materials Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000092114 | Jinduicheng Molybdenum Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092114 | Xiamen Tungsten Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092114 | Ganfeng Lithium Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000092114 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092114 | Materials
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000047032 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000047032 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C000098930 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000098930 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	118.60%
C000037682 | Rio Tinto Plc
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000037682 | Tenaris SA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000037682 | Vale SA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000037682 | Nucor Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000037682 | ArcelorMittal SA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037682 | Steel Dynamics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037682 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037682 | United States Steel Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000037682 | POSCO Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000037682 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000037682 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000037682 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000037682 | Materials
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000037682 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000051121 | Public Service Enterprise Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000051121 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051121 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000051121 | Cameco Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000051121 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000051121 | Endesa SA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000051121 | CEZ AS
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000051121 | CGN Power Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000051121 | Fortum Oyj
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000051121 | NAC Kazatomprom JSC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000051121 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051121 | Energy
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000051121 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000051121 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000066397 | Vingroup JSC
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000066397 | Vinhomes JSC
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000066397 | Vietnam Dairy Products JSC
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000066397 | Hoa Phat Group JSC
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000066397 | Bank for Foreign Trade of Vietnam JSC
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000066397 | SSI Securities Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000066397 | Masan Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000066397 | Vietcap Securities JSC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000066397 | VNDirect Securities Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000066397 | VIX Securities JSC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000066397 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066397 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000066397 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000066397 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000066397 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000066397 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000066397 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000066397 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%